Taxes (Tables)	12 Months Ended
Sep. 30, 2025
Taxes [Abstract]
Schedule of Components of the Income Tax Benefit (Provision)	The components of the income tax benefit (provision) are as follows:
	For the Years Ended September 30,
	2025	2024	2023
Current income tax	$-	$16,924	$99,380
Deferred income tax	(3,554)	-	-
Total income tax (benefit) provision	$(3,554)	$16,924	$99,380
*	Non-deductible items and others represent excess expenses and losses not deductible for PRC tax purpose.

Schedule of PRC Statutory Rates to the Company’s Effective Tax Rate	The following table reconciles PRC statutory rates to the Company’s effective tax rate:
	For the Years Ended September 30,
	2025	2024	2023
Loss before income taxes	$(5,955,381)	$(2,149,425)	$(2,604,683)
Income benefit computed based on PRC statutory rate	(1,488,846)	(537,356)	(651,171)
Tax effect of different tax rates in other jurisdictions	2,814,564	116,027	601,772
Impact of preferential tax	480,871	225,273	-
Tax effect of unrecognized income or loss	(1,866,406)	179,819	202,942
Change in valuation allowance	55,860	(3,302)	(67,083)
Impact of tax rate change	-	35,235	-
Non-deductible items and others*	403	1,228	12,920
Income tax (benefit) provision	$(3,554)	$16,924	$99,380

*	Non-deductible items and others represent excess expenses and losses not deductible for PRC tax purpose.

Schedule of Deferred Tax Assets and Liabilities	The following table summarizes deferred tax assets and liabilities resulting from differences between financial accounting basis and tax basis of assets and liabilities:
	September 30, 2025	September 30, 2024
Deferred tax assets:
Net operating loss carry-forward	$97,823	$41,826
Valuation allowance	(97,823)	(41,826)
Total deferred tax assets	$-	$-

Deferred tax liabilities:
Increase in fair value of intangible assets acquired through acquisition	$230,469	$-
Deferred tax liabilities	$230,469	$-

Schedule of Deferred Tax Assets Valuation Allowance Movement	The following table summarizes deferred tax assets valuation allowance movement:
	September 30, 2025	September 30, 2024
Beginning balance	$41,826	$43,491
Charge (credit) to tax expense in current year	55,860	(3,302)
Foreign currency translation adjustments	137	1,637
Ending balance	$97,823	$41,826

Schedule of Taxes Payable

Taxes payable consist of the following:

	September 30, 2025	September 30, 2024
Income tax payable	$1,039,854	$1,058,294
Value-added tax payable	227,111	311,956
Other taxes payable	51,272	53,674
Total taxes payable	$1,318,237	$1,423,924

Schedule of Income Tax Payable

A reconciliation of the beginning and ending amount of income tax payable as follows:

	September 30, 2025	September 30, 2024
Balance at beginning of period	$1,058,294	$1,000,340
(Decrease) Increase related to current year tax positions	(3,322)	17,795
Foreign exchange translation effect	(15,118)	40,159
Balance at end of period	$1,039,854	$1,058,294